Business Combination - Summary of Estimated Aggregate Fair Values of Assets Acquired and Liabilities Assumed as of the Acquisition Date (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill	¥ 145,063,857	$ 21,098,663	¥ 0	$ 0
Shanghai Autohome Financing Lease Co., Ltd [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	35,961,000	5,230,000
Restricted cash	10,000,000	1,454,000
Finance lease receivables	1,500,176,000	218,192,000
Identifiable intangible assets	239,000	35,000
Goodwill	145,064,000	21,099,000
Other assets	14,115,000	2,053,000
Short-term and long-term debts	(881,799,000)	(128,252,000)
Income tax payable	50,000	7,000
Other liabilities	(411,806,000)	(59,895,000)
Pre-existing equity interests	(203,000,000)	(29,525,000)
Total consideration	¥ 209,000,000	$ 30,398,000